Accounts receivable financing agreement	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Instruments [Abstract]
Accounts receivable financing agreement	Venture debt
On October 26, 2018, the Company entered into a bond issuance agreement with Harbert European Specialty Lending Company II S.a.r.l (the “Harbert”) whereby Harbert agreed to loan to the Company €12 million ($14.0 million using the exchange rate as of October 26, 2018), at a stated rate of interest of 9%, to be repaid monthly over 42 months. The Company could redeem or repurchase the notes before the maturity date, subject to making certain contractual payments. The contract also required the Company to pay an additional fee equal to 2.5% of the principal at the end of the term. The Bond was secured by various assets of the Company, including intellectual property, and was senior to all the convertible notes. Also on October 26, 2018, the Company issued to Harbert, for a total subscription price of $1.00, warrants to acquire 816,716 shares at an exercise price of $1.34 per share ($5.36 per ADS after the modification of the ratio of shares per ADS). Such warrants are exercisable at any time and expire October 26, 2028.
The amounts received from Harbert, net of transaction costs, were allocated to (i) the warrants for an amount of €712,000 ($819,000 using the exchange rate as of October 26, 2018), which was recorded in Other Capital Reserves in shareholders’ equity, and (ii) the liability component for €10.9 million ($12.8 million using the exchange rate as of October 26, 2018).
During the first twelve months, Sequans was only required to make interest payments. Beginning in November 2019, the Company began to make monthly principal and interest payments of €448,000 ($550,000 using the exchange rate as of December 31, 2020) and which were to continue until April 26, 2022. On April 15, 2021, following the issuance of new convertible debt and a private placement (see Notes 11 and 15), the Company used a portion of these proceeds to prepay in full all amounts due to Harbert.
Interest expense related to the venture debt recorded during the six months ended June 30, 2021 amounted to $701,000 and was paid during the period. Repayments of principal during the six months ended June 30, 2021 amounted to € 6,588,007 ($7,869,000 using the actual exchange rates during the period). The prepayment in full was considered a debt renegotiation. The positive impact of $532,000 was recognized as financial income in the Condensed Consolidated Statement of Operations.
Accounts receivable financing agreement
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers. In July 2017, the Company signed an amendment to the initial agreement to include financing of accounts receivable from service revenue up to $800,000. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At June 30, 2021, $5,052,000 had been drawn on the line of credit and recorded as a current borrowing (December 31, 2020: $10,421,000).
In May 2020, the Company entered into an agreement to finance the 2020 research tax credit as it is earned over the year. At June 30, 2021, the amount financed was $4,016,000, recorded as current liabilities and does not include retention of $677,000, which are expected to be received in the second half of 2021 ($558,000) and in 2026 ($119,000). The effective interest rate of 6.45% includes expenses related to the financing.
In February 2021, the Company entered into a new agreement to finance the 2021 research tax credit as it is earned over the year. At June 30, 2021, the amount financed was $1,687,000, recorded as current liabilities and does not include retention of
$1,176,000, which is expected to be received in 2022 ($1,012,000) and in 2027 ($164,000). The effective interest rate of 6.20% includes expenses related to the financing.	Convertible debt
Changes over the six month-period ended June 30, 2020
Effective February 11, 2020, the Company amended the terms of the convertible note issued April 27, 2016 to Nokomis Capital, L.L.C., to extend the maturity of the note to April 14, 2021. In addition, the conversion price was reduced from $2.25 to $1.225 per ordinary share.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 notes which have two options. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) would stay at 7% but the holder would be granted a warrant for 10% of the value of the note with a three-year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK would be adjusted to 9.5%, the previous warrants granted on the first option exercise would be extended by one year and the holder would be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK would be adjusted to 13.5%, and the holder would be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of April 2022, it would receive an extra year’s worth of PIK so as to incentivize early conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
From an accounting perspective, the amendment of the convertible notes resulted in the extinguishment of the existing notes and issuance of five new notes, accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the Company's call options to extend the term of each note, the conversion option of Nokomis and in certain cases a repricing to decrease the conversion price.
The change in the liability component before and after the amendment was recorded as financial gain for an amount of $1,399,000.
The fair value of the liability component on the amendment date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 26.3% as the market rate of interest in order to value the liability components.
The embedded derivatives of the notes were valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On March 20, 2020, the initial fair value of the embedded derivative of the notes was calculated to be $5,266,000 and recorded in Other Capital reserves in shareholders' equity. The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date. At June 30, 2020, the recalculated fair value was $20,028,000 and the change of the fair value of $14,762,000 for the six-months ended June 30, 2020 was recorded in the Condensed Consolidated Statement of Operations.
Interest accrued on the notes at the rate of 7% per year, paid in kind annually on the anniversaries of the issuance of the notes.
Interest expense related to convertible notes recorded during the six months ended June 30, 2020 amounted to $3,797,000. No repayments of principal nor payment of interest occurred during that period.

Changes over the six month-period ended June 30, 2021
On January 13, 2021, January 17, 2021 and February 12, 2021, Nokomis Capital, L.L.C, converted portions of the convertible note issued in 2015 with a total principal value of $7,750,000 plus accrued interest and conversion bonus of $4,536,438, into a total of 7,227,308 ordinary shares. The recalculated fair value of the embedded derivatives related to the note at the conversion dates was $6,534,000 and the change of the fair value amounted to a loss of $3,269,000. The difference between the capital increase, the liability component and the fair value of the embedded option has been recorded in Other Capital Reserves in shareholders’ equity for an amount of $5,386,000.
On April 9, 2021, the Company entered into a convertible note agreement with Lynrock Lake Master Fund LP in the principal amount of $40.0 million. The convertible note matures in April 2024 and is convertible, at the holder’s option, into the company’s shares at a conversion rate of $1.915 per share (representing $7.66 per ADS), subject to a 9.9% ownership limit for Lynrock Lake.The convertible debt pays interest annually at an interest rate of 5.0625% for cash payments or 6% for payment in kind accruals. Sequans retains an option to call the convertible debt under certain circumstances after 12 months, either in full or in part. If a change of control occurs at any time prior to the payment of the note in full, Lynrock Lake Master Fund LP shall have the right, in its sole discretion, to require Sequans convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest).
The note was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations.On April 9, 2021, the initial fair value of the embedded derivative of the notes was calculated to be $12,713,000 The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date.
On April 14, 2021, the Company repaid the remaining amount of the existing convertible debts that were due on April 14 (convertible notes issued in April 2015 and in September 2018) with accrued paid-in-kind interest of 7%. $6,378,104 was repaid for the April 2015 convertible note ($4,250,000 in principal and $2,128,000 as accrued interest) and $5,346,699 ($4,500,000 in principal and $847,000 as accrued interest) for the September 2018 convertible note. The recalculated fair value of the embedded derivatives at the repayment date was $4,645,000 and was recorded as financial income in the Condensed Consolidated Statement of Operations and the change of the fair value amounted to a loss of $934,000.
At June 30, 2021, the recalculated fair value of the remaining convertible debt embedded derivative was $16,611,000 and the change of the fair value of $1,521,000 for the six-months ended June 30, 2021 was recorded in the Condensed Consolidated Statement of Operations.
Interest expense related to convertible notes recorded during the six months ended June 30, 2021 amounted to $2,768,000. A total of $2,975,000 of interest was repaid during that period.